FEDERATED GOVERNMENT INCOME SECURITIES, INC.

                            Federated Investors Funds

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000

                                 April 28, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest

Washington, DC  20549

     RE: FEDERATED GOVERNMENT INCOME SECURITIES, INC. (Company)
         1933 Act File No. 2-74191
         1940 ACT FILE NO. 811-3266

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Company hereby certifies that the definitive forms of prospectuses and statement of additional information dated April 30, 2000 that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Company. This registration statement was electronically filed under Rule 485(b) on April 26, 2000.

            If you have any questions regarding this certification, please contact Cathy Ryan at (412) 288-8116.

                                          Very truly yours,



                                          /s/ C. Grant Anderson
                                          C Grant Anderson
                                          Assistant Secretary